Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Loss for the year	$ (30,402,721)	$ (15,852,289)
Adjusted for:
Amortization	463,332	122,269
Depreciation	5,708,210	4,031,375
Interest expense	2,806,286	1,822,442
Interest income	(20,990)	(163,302)
Share-based compensation	591,384	690,230
Transaction costs		385,674
Non-cash transaction	(51,440)	268,215
Earn-out consideration	10,319,429
Change in non-cash operating working capital:
Accounts receivable	(616,975)	(2,959,426)
Prepaid expenses and other	762,069	129,992
Accounts payable and accrued liabilities	2,511,960	2,952,451
Provisions	(18,792)	18,792
Cash provided by (used in) operating activities	(7,948,248)	(8,553,577)
Financing activities:
Net proceeds on issuance of common shares (note 13)	9,943,886	20,604,207
Net proceeds on issuance of special warrants		355,660
Options exercised		54,166
Interest paid	(2,750,988)	(1,816,464)
Bank loans advanced (note 10(a))	18,080,760	89,096
Finance costs incurred (note 10(a))	(1,411,364)
Bank loans repaid (note 10(a))	(84,634)	(118,727)
Principal portion of lease liabilities repaid	(4,630,828)	(3,503,293)
Net non-controlling interest loans advanced (repaid)	7,463	(11,496)
Distribution to non-controlling interest	(143,500)	(562,650)
Cash provided by (used in) financing activities	19,010,795	15,090,499
Investing activities:
Acquisitions, net of cash acquired		(7,298,086)
Deferred and contingent consideration paid	(224,402)
Purchase of property, plant and equipment		(836,131)
Interest received	20,990	163,302
Cash provided by (used in) investing activities	(203,412)	(7,970,915)
Increase (decrease) in cash	10,859,135	(1,433,993)
Cash, beginning of year	7,947,607	9,381,600
Cash, end of year	$ 18,806,742	$ 7,947,607